Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of common stock equivalents - shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of common stock equivalents [Abstract]
Equity Incentive Plans	3,086,626
Selling Agent and Advisor Warrants	23,538	23,538	338,653
Warrants Issued with Common Stock Offerings	889,500
Warrants Issued with Convertible Notes Offerings	967,150
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	135,807
Total Common Stock Equivalents	5,102,621	6,453,643	6,794,124